Document and Entity Information	May 18, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Alpha Capital Acquisition Co
Entity Tax Identification Number	98-1574856
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001836547
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-40080
Entity Address, Address Line One	1230 Avenue of the Americas
Entity Address, Address Line Two	Fl. 16
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	732
Local Phone Number	838-4533
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Ordinary Shares And One Half Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary shares and one-half of one Warrant
Trading Symbol	ASPCU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ASPC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Ordinary Shares At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11.50 per share
Trading Symbol	ASPCW
Security Exchange Name	NASDAQ